Other Investments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other investments [line items]
Listed investments	£ 2,281	£ 1,128
Investments designated as measured at FVTOCI [member]
Other investments [line items]
Exchange adjustments	(91)	(66)
Investments measured a FVTPL [member]
Other investments [line items]
Exchange adjustments	0	(2)
Equity investments measured at fair value through other comprehensive income (FVTOCI) [member]
Other investments [line items]
Fair value of investment disposed during the year	569	57
Cumulative gain loss on disposal of investments	£ 163	4
Cure Vac A G [Member]
Other investments [line items]
Percentage of common stock held	8.40%
Investment fair value	£ 887
Theravance Biopharma Inc [member]
Other investments [line items]
Shares at fair Value	£ 126
Lyell Immunopharma [member]
Other investments [line items]
Percentage of common stock held	11.70%
Investment fair value	£ 261	155
Crispr Therapeutic A G [member]
Other investments [line items]
Percentage of common stock held	4.60%
Investment fair value	£ 148	361
23 And Me [member]
Other investments [line items]
Percentage of common stock held	12.40%
Investment fair value	£ 220	227
Turning Point Therapeutics Inc [member]
Other investments [line items]
Percentage of common stock held	4.70%
Investment fair value	£ 201	£ 102